Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Interest Bearing Deposits [Line Items]
2014	¥ 32,531
2015	11,421
2016	9,064
2017	3,946
2018	2,104
Later years	33,721
Total	¥ 92,787